RIGHTS UPON PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
Pioneer Bank, National Association 401(k) Savings Plan
RIGHTS UPON PLAN TERMINATION
RIGHTS UPON PLAN TERMINATION

NOTE 3 – RIGHTS UPON PLAN TERMINATION

Although it has not expressed any intent to do so, the Bank has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of the Plan’s termination, each participant’s account shall become fully vested and nonforfeitable and will be distributed in accordance with the Plan agreement.